Others, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Others, net
Government grants	¥ 71,503	¥ 24,330	¥ 17,832
Foreign exchange (losses)/gains, net	(11,061)	13,733	(8,205)
Gains on derivatives	6,926
Others	(7,709)	(4,326)	(10,783)
Total	¥ 59,659	¥ 33,737	¥ (1,156)